Reconciliation of Beginning and Ending Balances of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three (Detail) - Marketable Securities - Debt and Equity Securities - Available-for-sale Securities
$ in Thousands
12 Months Ended
Dec. 31, 2020 USD ($)
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Purchase	$ 10,000
Balance at end of year	10,000
Unrealized Gain (Loss) on Security
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Total gains or (losses) (realized/unrealized), included in other comprehensive income	(351)
Foreign Currency Items
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Total gains or (losses) (realized/unrealized), included in other comprehensive income	$ 351